ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of allowance for uncollectible receivables - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Allowance for Credit Loss [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 23,208	$ 42,680
Charge-offs (recoveries)		(57,984)
Reserve Adjustments	26,563	38,512
Ending balance	49,771	23,208
Credit Loss / (Recovery) [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Charge-offs (recoveries)	35,257
Reserve Adjustments	26,563	38,512
Ending balance	$ 61,820	$ 38,512